Offsets	Aug. 30, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 13E-3
File Number	001-41428
Initial Filing Date	Aug. 30, 2024
Fee Offset Claimed	$ 666,599.22
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	R1 RCM Inc.
Form or Filing Type	SC 13E-3
File Number	001-41428
Filing Date	Aug. 30, 2024
Fee Paid with Fee Offset Source	$ 666,599.22
Offset Note
(3)	R1 RCM Inc. previously paid $666,599.22 upon the filing of its Schedule 14A on August 30, 2024 in connection with the transaction reported hereby.